Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management Tables
Financial risk management
December 31, 2017
Cash in USD	EUR/USD	EUR
97,822 k$	1.199	81,566 k€
% change of ratio	EUR/USD	Impact P&L
1%	1.211	(808) k€
(1%)	1.187	824 k€
5%	1.259	(3,884) k€
(5%)	1.139	4,293 k€
10%	1.319	(7,415) k€
(10%)	1.079	9,063 k€